Acquisitions and divestitures - (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net income from discontinued operations
Net operating revenue	$ 38,056	$ 41,784	$ 43,839
Operating loss	10,788	14,205	17,208
Net income before income taxes			2,062
Net income attributable to Vale's shareholders			2,060
Operating activities
Net income before income taxes	6,696	11,151	19,781
Investing activities
Net cash used in investing activities			(103)
Financing activities
Net cash used in financing activities			(11)
Discontinued operations [member]
Net income from discontinued operations
Net operating revenue			448
Cost of goods sold and services rendered			(264)
Operating expenses			(13)
Impairment and results on disposals of non-current assets, net			(589)
Operating loss			(418)
Cumulative translation adjustments			3,072
Derecognition of noncontrolling interest			(585)
Financial results, net			(7)
Net income before income taxes			2,062
Income taxes			(2)
Net income from discontinued operations			2,060
Net income attributable to Vale's shareholders			2,060
Operating activities
Net income before income taxes			2,062
Adjustments:
Impairment and results on disposals of non-current assets, net			589
Derecognition of noncontrolling interest			585
Financial results, net			(3,065)
Decrease in assets and liabilities			(130)
Net cash generated by operating activities			41
Investing activities
Additions to property, plant and equipment			(38)
Disposal of coal, net of cash			(65)
Net cash used in investing activities			(103)
Financing activities
Payments			(11)
Net cash used in financing activities			(11)
Net cash used in discontinued operations			$ (73)